Consolidated balance sheets - EUR (€)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	€ 227,298,000	€ 17,556,000
Restricted cash	884,000	685,000
Accounts receivable, less allowance of €251 and €152 at December 31, 2015 and December 31, 2016, respectively	36,658,000	19,748,000
Accounts receivable, related party	16,505,000	23,605,000
Prepaid expenses and other current assets	11,529,000	4,603,000
Total current assets	292,874,000	66,197,000
Property and equipment, net	46,862,000	12,853,000
Other long-term assets	955,000	936,000
Intangible assets, net	176,052,000	189,909,000
Goodwill	490,503,000	490,360,000
TOTAL ASSETS	1,007,246,000	760,255,000
Current liabilities:
Accounts payable	39,965,000	26,263,000
Income taxes payable	3,433,000	256,000
Short-term debt	0	20,000,000
Members’ liability	0	13,377,000
Related party payable (Note 9 and 16)	0	7,129,000
Deferred revenue	5,078,000	2,264,000
Accrued expenses and other current liabilities	12,627,000	2,720,000
Total current liabilities	61,103,000	72,009,000
Deferred income taxes	53,156,000	57,994,000
Other long-term liabilities	38,565,000	5,896,000
Commitments and contingencies (Note 15)
Redeemable noncontrolling interests	351,000	2,076,000
Stockholders'/members' equity:
Subscribed capital	0	48,000
Reserves	584,667,000	695,871,000
Contribution from Parent	122,200,000	55,529,000
Accumulated other comprehensive income (loss)	21,000	(12,000)
Retained earnings (accumulated deficit)	(179,837,000)	(129,156,000)
Total stockholders' equity attributable to trivago N.V. / members' equity	654,258,000	622,280,000
Noncontrolling interest	199,813,000	0
Total stockholders' / members' equity	854,071,000	622,280,000
TOTAL LIABILITIES AND STOCKHOLDERS' / MEMBERS’ EQUITY	1,007,246,000	760,255,000
Class A Common Stock
Stockholders'/members' equity:
Common stock	1,802,000	0
Class B Common Stock
Stockholders'/members' equity:
Common stock	€ 125,405,000	€ 0